Document and Entity Information	Apr. 22, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001819253
Document Type	8-K
Document Period End Date	Apr. 22, 2025
Entity Registrant Name	biote Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-40128
Entity Tax Identification Number	85-1791125
Entity Address, Address Line One	1875 W. Walnut Hill Ln #100
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	(844)
Local Phone Number	604-1246
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	BTMD
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false